3. Arrangements with Variable Interest Entities and Related Party Transactions	12 Months Ended
Dec. 31, 2013
Arrangements With Variable Interest Entities And Related Party Transactions
3. Arrangements with Variable Interest Entities and Related Party Transactions

The Company consolidates all variable interest entities in which it holds a variable interest and is the primary beneficiary of the entity. Generally, a variable interest entity (“VIE”) is a legal entity with one or more of the following characteristics: (a) the total at risk equity investment is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties; (b) as a group the holders of the equity investment at risk lack any one of the following characteristics: (i) the power, through voting or similar rights, to direct the activities of the entity that most significantly impact its economic performance, (ii) the obligation to absorb the expected losses of the entity, or (iii) the right to receive the expected residual returns of the entity; or (c) some equity investors have voting rights that are not proportional to their economic interests, and substantially all of the entity's activities either involve, or are conducted on behalf of, an investor that has disproportionately few voting rights. The primary beneficiary of a VIE is required to consolidate the VIE and is the entity that has (a) the power to direct the activities of the VIE that most significantly impact the VIE's economic performance, and (b) the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

In determining whether it is the primary beneficiary of a VIE, the Company considers qualitative and quantitative factors, including, but not limited to: which activities most significantly impact the VIE's economic performance and which party has the power to direct such activities; the amount and characteristics of Company's interests and other involvements in the VIE; the obligation or likelihood for the Company or other investors to provide financial support to the VIE; and the similarity with and significance to the business activities of Company and the other investors. Significant judgments related to these determinations include estimates about the current and future fair values and performance of these VIEs and general market conditions.

FDI Realty, LLC

FDI Realty is the owner and lessor of the building occupied by the Company for its sales office in Windham, NH. The Company is a lessee and currently one of three tenants and has a lease that expires in July, 2014 with five 3-year renewal options. An officer of the Company is the single member of FDI Realty. The Company is a co-guarantor of FDI Realty’s mortgages on the leased building and has an agreement to purchase FDI Realty in connection with the acquisition of FDI.  The Company determined that the fair value of the guarantees is not significant and therefore did not record a related liability. The first mortgage is due on August 13, 2018 and the second mortgage is due on August 13, 2028. The Company’s maximum exposure to loss as a result of its involvement with the unconsolidated VIE is approximately $2,067,000 and $2,142,000 as of December 31, 2013 and 2012, respectively. The Company may be subject to additional losses to the extent of any financial support that it voluntarily provides in the future. During the year ended December 31, 2012, the Company provided financial support it was not previously contractually required to provide in the form of additional rent of approximately $58,000 to assist FDI Realty with its working capital needs.  The Company did not provide financial support in 2013.

At December 31, 2013, the Company held a variable interest in FDI Realty, for which the Company is not deemed to be the primary beneficiary. The Company has concluded, based on its qualitative consideration of the lease agreement, and the role of the single member of FDI Realty, that the single member is the primary beneficiary of FDI Realty. In making these determinations, the Company considered that the single member conducts and manages the business of FDI Realty, is authorized to borrow funds on behalf of FDI Realty, is the sole person authorized and responsible for conducting the business of FDI Realty, and is obligated to fund the obligations of FDI Realty. As a result of this determination, the financial position and results of operations of FDI Realty have not been included in the consolidated financial statements of the Company.

 2400 Boswell, LLC

2400 Boswell, LLC (“2400 Boswell”) is the owner and lessor of the building occupied by the Company for its corporate office and warehouse in Chula Vista, CA.  As of December 31, 2012, an immediate family member of a greater than 5% shareholder of the Company was the single member of 2400 Boswell and the Company was a co-guarantor of the 2400 Boswell mortgage on the leased building.  At December 31, 2012, the Company held a variable interest in 2400 Boswell, for which the Company was not deemed to be the primary beneficiary. The Company had concluded, based on its qualitative consideration of the lease agreement, and the role of the single member of 2400 Boswell, that the single member was the primary beneficiary of 2400 Boswell. As a result, the financial position and results of operations of 2400 Boswell have not been included in the consolidated financial statements of the Company as of December 31, 2012.  During 2013 the Company acquired 2400 Boswell (See Note 5).

AL Corporation Holding Pte. Ltd. and DrinkAct Southeast Asia, Inc.

The Company concluded that it held variable interests in AL Corporation Holding Pte. Ltd. (“DrinkACT Singapore”) and DrinkAct Southeast Asia, Inc. (“DrinkACT Philippines”), entities established during the year ended December 31, 2011.  The VIE’s served to exclusively market and distribute the Company’s product. Although the Company does not have any legal ownership of the businesses themselves, it did exert a level of control over the activities undertaken by each business and bore the risk of loss and the benefit of profits.  The Company determined that it was the primary beneficiary in the relationship and, therefore, the results of operations and non-controlling interests are included in the consolidated financial statements. The Company ended its relationship with DrinkACT Singapore during 2012 and ended its relationship with DrinkACT Philippines in 2013.

The following table summarizes the amounts included in the consolidated financial statements related to the operations of the VIE’s (in thousands):

	Years ended December 31,
	2013	2012
Revenues	$24	$446
Operating loss	$(118)	$(136)

	As of December, 31
	2013	2012
Total assets	$-	$169

Related Party Transactions

A member of the Board of Directors owns and operates WVNP, Inc., a supplier of certain inventory items. The Company made purchases of approximately $71,000 and $2,254,000 from this supplier for the years ended December 31, 2013 and 2012, respectively.

On July 1, 2012, the President of the Company was issued a loan to purchase stock in the Company in the amount $120,000. The loan was to be repaid within one year and carried an interest rate of 4.0%. As of December 31, 2012, $60,000 had been repaid under the terms of the note and the remaining $60,000 plus interest was repaid in 2013.